CONTRACT LIABILITIES	6 Months Ended
Mar. 31, 2025
Contract Liabilities
CONTRACT LIABILITIES

NOTE 10 – CONTRACT LIABILITIES

Contract liabilities consists of the following:

	As of
	March 31, 2025	September 30, 2024

Balance at beginning of the period	$1,673	$7,943
Additions	1,014,912	858,595
Recognized to revenue during the period	(1,016,585)	(864,865)
Balance at end of the period	$-	$1,673

Contract liabilities represent the payment advanced from customers.

QMMM HOLDINGS LIMITED

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2025 AND 2024

(Stated in US Dollars)